Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current:
Amounts due from related parties	¥ 9,515	$ 1,340	¥ 1,030
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Current:
Amounts due to related parties	¥ 6,405	$ 902	¥ 4,710
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party
Current:
Amounts due from related parties	¥ 9,515	$ 1,340	¥ 1,030
Current:
Amounts due to related parties	6,405	902	4,710
Related Party | Trip.com
Current:
Amounts due from related parties	8,697	1,225	212
Current:
Amounts due to related parties	5,216	735	3,892
Related Party | Caissa
Current:
Amounts due from related parties	818	115	818
Current:
Amounts due to related parties	818	115	¥ 818
Related Party | Hengxin
Current:
Amounts due to related parties	¥ 371	$ 52